Intangible Assets (Details Narrative) - USD ($)		12 Months Ended
	Apr. 01, 2016	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible asset expiration	Dec. 31, 2025	Jul. 09, 2027
Payments to acquire intangible assets	$ 445,200
Impairment loss		$ 319,635
Amortization expense		$ 123,308	$ 123,308
Amortization period of asset		8 years 6 months